Guarantee (Details)	Apr. 12, 2021 USD ($)	Apr. 12, 2021 CNY (¥)	Oct. 28, 2013 USD ($)	Oct. 28, 2013 CNY (¥)
Taizhou Jiutian Pharmaceutical Co. Ltd.[Member]
Guarantee (Details) [Line Items]
Bank borrowing	$ 407,712	¥ 2,800,000
Jianping Zhou [Member]
Guarantee (Details) [Line Items]
Bank borrowing			$ 844,545	¥ 5,800,000